EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net (loss) income from continuing operations		$ (220,839)	$ 16,253	$ 3,530
Net loss from discontinued operations		0	(258)	(7,433)
Net (loss) income		$ (220,839)	$ 15,995	$ (3,903)
Weighted average number of shares outstanding - basic		151,217,000	52,445,000	25,620,000
Impact of restricted stock units		133,000	149,000	176,000
Weighted average number of shares outstanding - diluted		151,350,000	52,594,000	25,796,000
Convertible Debt [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		10,035,123
Stock Compensation Plan [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		381,000
Common Stock [Member] | Private Placement [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Shares issued	(343,684,000)
Common Stock [Member] | Subsequent Offering [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Shares issued	(13,369,291)